Significant Accounting Policies (Details) - Schedule of ordinary shares subject to redemption - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Gross proceeds from public issuance	$ 345,000,000	$ 345,000,000
Less:Proceeds allocated to public warrants	(15,007,500)	(15,007,500)
Class A ordinary shares issuance cost	(18,671,929)	(18,671,929)
Add: Accretion of carrying value to redemption value	33,679,429	33,679,429
Interest earned on Trust	151,304	31,308
Class A ordinary shares subject to redemption	$ 345,151,304	$ 345,031,308	$ 0